Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of supplemental cash flow information related to leases

	Year ended December 31,
(in $ millions)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities related to operating leases	$30	$31
Cash used in financing activities related to finance leases	$2	$—
ROU assets obtained in exchange for lease obligations:
Operating lease	$9	$21
Finance lease	$—	$5
Additions to ROU assets on account of business acquisitions
Operating lease	$20	$—

Schedule of undiscounted future payments for operating and finance lease liabilities

The following table sets out the undiscounted future payments for operating and finance lease liabilities as of December 31, 2021:

	Operating lease	Finance lease
(in $ millions)	liabilities	liabilities
2022	$31	$2
2023	24	2
2024	16	—
2025	10	—
2026	6	—
Thereafter	21	—
Total undiscounted future payments	108	4
Less: Interest cost included	(26)	—
Total lease liabilities	82	4
Less: Current portion of lease liabilities	21	2
Long-term portion of lease liabilities	$61	$2